Vanguard Extended Duration Treasury Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	11/15/39	31,205	19,830
United States Treasury Strip Coupon	0.000%	2/15/40	63,830	40,288
United States Treasury Strip Coupon	0.000%	5/15/40	61,135	38,372
United States Treasury Strip Coupon	0.000%	8/15/40	72,960	45,440
United States Treasury Strip Coupon	0.000%	11/15/40	75,228	46,547
United States Treasury Strip Coupon	0.000%	2/15/41	72,357	44,477
United States Treasury Strip Coupon	0.000%	5/15/41	56,970	34,761
United States Treasury Strip Coupon	0.000%	8/15/41	67,465	40,890
United States Treasury Strip Coupon	0.000%	11/15/41	49,502	29,802
United States Treasury Strip Coupon	0.000%	2/15/42	59,792	35,754
United States Treasury Strip Coupon	0.000%	5/15/42	64,669	38,428
United States Treasury Strip Coupon	0.000%	8/15/42	66,051	39,016
United States Treasury Strip Coupon	0.000%	11/15/42	55,596	32,663
United States Treasury Strip Coupon	0.000%	2/15/43	60,587	35,386
United States Treasury Strip Coupon	0.000%	5/15/43	63,346	36,731
United States Treasury Strip Coupon	0.000%	8/15/43	59,897	34,534
United States Treasury Strip Coupon	0.000%	11/15/43	38,920	22,309
United States Treasury Strip Coupon	0.000%	2/15/44	59,588	33,960
United States Treasury Strip Coupon	0.000%	5/15/44	60,496	34,237
United States Treasury Strip Coupon	0.000%	8/15/44	59,154	33,269
United States Treasury Strip Coupon	0.000%	11/15/44	44,122	24,677
United States Treasury Strip Coupon	0.000%	2/15/45	51,053	28,370
United States Treasury Strip Coupon	0.000%	5/15/45	58,293	32,184
United States Treasury Strip Coupon	0.000%	8/15/45	59,185	32,501
United States Treasury Strip Coupon	0.000%	11/15/45	64,524	35,257
United States Treasury Strip Coupon	0.000%	2/15/46	67,336	36,556
United States Treasury Strip Coupon	0.000%	5/15/46	71,106	38,364
United States Treasury Strip Coupon	0.000%	8/15/46	51,367	27,574
United States Treasury Strip Coupon	0.000%	11/15/46	65,128	34,798
United States Treasury Strip Coupon	0.000%	2/15/47	73,438	39,031
United States Treasury Strip Coupon	0.000%	5/15/47	70,013	37,041
United States Treasury Strip Coupon	0.000%	8/15/47	61,418	32,321
United States Treasury Strip Coupon	0.000%	11/15/47	62,788	32,831
United States Treasury Strip Coupon	0.000%	2/15/48	80,385	41,914
United States Treasury Strip Coupon	0.000%	5/15/48	70,253	36,444
United States Treasury Strip Coupon	0.000%	8/15/48	48,238	24,895
United States Treasury Strip Coupon	0.000%	11/15/48	22,617	11,618
United States Treasury Strip Coupon	0.000%	2/15/49	6,457	3,297
United States Treasury Strip Coupon	0.000%	5/15/49	15,362	7,790
United States Treasury Strip Coupon	0.000%	8/15/49	2,915	1,482
United States Treasury Strip Coupon	0.000%	11/15/49	1,451	733
United States Treasury Strip Principal	0.000%	2/15/40	63,097	41,304
United States Treasury Strip Principal	0.000%	5/15/40	60,973	39,509
United States Treasury Strip Principal	0.000%	8/15/40	62,397	39,983
United States Treasury Strip Principal	0.000%	11/15/40	57,880	36,839
United States Treasury Strip Principal	0.000%	2/15/41	43,711	27,695
United States Treasury Strip Principal	0.000%	5/15/41	43,760	27,429
United States Treasury Strip Principal	0.000%	8/15/41	27,381	17,006
United States Treasury Strip Principal	0.000%	11/15/41	26,994	16,639

United States Treasury Strip Principal	0.000%	2/15/42	35,289	21,606
United States Treasury Strip Principal	0.000%	5/15/42	44,550	27,081
United States Treasury Strip Principal	0.000%	8/15/42	50,934	30,775
United States Treasury Strip Principal	0.000%	11/15/42	58,552	35,214
United States Treasury Strip Principal	0.000%	2/15/43	72,672	43,405
United States Treasury Strip Principal	0.000%	5/15/43	37,552	22,285
United States Treasury Strip Principal	0.000%	8/15/43	57,752	34,096
United States Treasury Strip Principal	0.000%	11/15/43	62,228	36,545
United States Treasury Strip Principal	0.000%	2/15/44	51,422	29,993
United States Treasury Strip Principal	0.000%	5/15/44	54,357	31,459
United States Treasury Strip Principal	0.000%	8/15/44	55,130	31,773
United States Treasury Strip Principal	0.000%	11/15/44	54,268	31,102
United States Treasury Strip Principal	0.000%	2/15/45	45,013	25,633
United States Treasury Strip Principal	0.000%	5/15/45	55,132	31,292
United States Treasury Strip Principal	0.000%	8/15/45	59,970	33,813
United States Treasury Strip Principal	0.000%	11/15/45	62,213	34,936
United States Treasury Strip Principal	0.000%	2/15/46	57,228	31,865
United States Treasury Strip Principal	0.000%	5/15/46	55,387	30,679
United States Treasury Strip Principal	0.000%	8/15/46	63,212	34,781
United States Treasury Strip Principal	0.000%	11/15/46	87,946	48,164
United States Treasury Strip Principal	0.000%	2/15/47	102,655	56,027
United States Treasury Strip Principal	0.000%	5/15/47	61,347	33,223
United States Treasury Strip Principal	0.000%	8/15/47	79,625	42,811
United States Treasury Strip Principal	0.000%	11/15/47	73,994	39,564
United States Treasury Strip Principal	0.000%	2/15/48	93,140	49,539
United States Treasury Strip Principal	0.000%	5/15/48	80,232	42,505
United States Treasury Strip Principal	0.000%	8/15/48	19,847	10,434
United States Treasury Strip Principal	0.000%	11/15/48	37,426	19,619
United States Treasury Strip Principal	0.000%	2/15/49	65,018	33,840
United States Treasury Strip Principal	0.000%	5/15/49	80,311	41,574
United States Treasury Strip Principal	0.000%	8/15/49	118,815	61,180
United States Treasury Strip Principal	0.000%	11/15/49	118,033	60,501
Total U.S. Government and Agency Obligations (Cost $2,303,867)				2,660,090
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $859)	1.841%		8,593	860
Total Investments (100.0%) (Cost $2,304,726)				2,660,950
Other Assets and Liabilities-Net (0.0%)				(233)
Net Assets (100%)				2,660,717

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Extended Duration Treasury Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,660,090	—
Temporary Cash Investments	860	—	—
Total	860	2,660,090	—